Supplemental Disclosure Of Cash Flow Information (Non-Cash Investing and Financing Activities) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2014
Selway Capital, LLC [Member]
Non-Cash Investing And Financing Activities [Line Items]
Stock Issued During Period, Shares, New Issues	242,308
Cyalume Specialty Products [Member]
Non-Cash Investing And Financing Activities [Line Items]
Stock Issued During Period Shares Contingent Consideration Liability	350,000